ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 509,523	$ 499,289
Prepaid expenses and other current assets	38,721	42,633
Total current assets	553,849	563,694
Other long-term assets	48,325	69,624
Total assets	3,593,522	3,318,967
Current liabilities:
Accrued expenses and other current liabilities	165,688	201,405
Payables to an affiliated company	81,178	53,093
Total current liabilities	247,389	254,730
Total liabilities	2,717,377	2,374,784
Shareholders' equity:
Additional paid-in capital	2,477,359	2,134,227
Accumulated other comprehensive losses	(11,671)	(6,136)
Accumulated losses	(1,665,166)	(1,338,715)
Total shareholders' equity	800,606	789,420
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	37
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7	7
Parent Company [Member]
Current assets:
Cash and cash equivalents	27	38
Receivables from a subsidiary	3,398	0
Prepaid expenses and other current assets	7	0
Total current assets	3,432	38
Investments in subsidiaries	802,512	790,471
Other long-term assets	0	452
Total assets	805,944	790,961
Current liabilities:
Accrued expenses and other current liabilities	739	1,186
Payables to an affiliated company	474	0
Payables to subsidiaries	4,125	355
Total current liabilities	5,338	1,541
Total liabilities	5,338	1,541
Shareholders' equity:
Additional paid-in capital	2,477,359	2,134,227
Accumulated other comprehensive losses	(11,671)	(6,136)
Accumulated losses	(1,665,166)	(1,338,715)
Total shareholders' equity	800,606	789,420
Total liabilities and shareholders' equity	805,944	790,961
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	37
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	$ 7	$ 7